ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2025 and 2024:

	As of September 30,
	2025	2024
VAT payable	$3,771,105	$3,882,740
Other tax payables	50,752	49,557
Other	550,680	328,784
Total	$4,372,537	$4,261,081

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.